Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based Compensation Plans

	For the year ended December 31,
	2012	2011	2010
Stock-based compensation plans expense	$95	$53	$94
Income tax benefit	(33)	(19)	(33)
Total stock-based compensation plans expense, after-tax	$62	$34	$61

The risk-free rate for periods within the contractual life of the option

	For the year ended December 31,
	2012			2011
Expected dividend yield	1.3%			1.3%
Expected annualized spot volatility	38.6%	-	51.5%	35.8%	-	47.1%
Weighted average annualized volatility	51.4%			41.7%
Risk-free spot rate	0.1%	-	2.0%	0.1%	-	3.5%
Expected term	5.2 years			5.7 years

Summary of the status of non-qualified stock options included in the company's stock plans

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	4,839	$47.89	3.7	$—
Granted	1,582	20.63
Exercised	(363)	7.37
Forfeited	(600)	45.12
Expired	(921)	65.27
Outstanding at end of year	4,537	38.42	5.2	—
Exercisable at end of year	2,537	$50.51	2.5	—

Summary of the status of the Company's non-vested share awards

Non-vested Shares	Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Non-vested at beginning of year	4,164	$27.60
Granted	4,667	20.56
Vested	(956)	30.13
Forfeited	(884)	24.25
Non-vested at end of year	6,991	$22.98

Deferred stock uinit plan

Non-vested Units	Restricted Units (in thousands)	Weighted-Average Grant-Date Fair Value
Non-vested at beginning of year	491	24.84
Granted	—	—
Vested	(81)	24.12
Forfeited	(101)	24.66
Non-vested at end of year	309	$25.08